SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2024
SEGMENT INFORMATION
SEGMENT INFORMATION

11. SEGMENT INFORMATION

The Company views its operations and manages its business as one operating segment which is the business of providing subscription-based software as a service (SaaS) and Managed IT (MSP/MSaaS) services and related non-recurring professional IT and other services. The Company aggregates is operating segments based on similar economic and operating characteristics of its operations.

The Company’s SaaS and Managed IT offerings are sold under monthly recurring revenue contracts are included in the Subscription software and services segment. Professional services and other revenue segment consists of non-recurring revenue, including the periodic sale and installation of IT related hardware and custom IT projects. Professional services and other revenue is recognized when services are performed.

Revenue types were as follows:

	For the Three Months Ended June 30,
	2024	%	2023	%	% Change
Revenue:
Subscription software and services	$2,820,863	91%	$1,629,999	88%	73%

Professional services and other	267,037	9%	226,149	12%	16%

Total revenue	$3,087,900	100%	$1,856,148	100%	66%

	For the Six Months Ended June 30,
	2024	%	2023	%	% Change
Revenue:
Subscription software and services	$5,415,913	93%	$3,333,814	90%	63%

Professional services and other	395,350	7%	362,705	10%	8%

Total revenue	$5,811,263	100%	$3,696,519	100%	57%